CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Capital Management [Abstract]
Share capital	$ 443,877	$ 158,162
Contributed surplus	11,750	2,102
Options reserve	39,177	27,283
Warrants reserve	25,639	10,873
Accumulated other comprehensive loss	(2,285)	(2,035)
Deficit	(226,231)	(148,151)
TOTAL SHAREHOLDERS' EQUITY	$ 291,927	$ 48,234	$ 76,155